Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE	$ 134	$ 247	$ 385	$ 811	$ 967	$ 74,650
COST OF REVENUE	237	150	620	617	808	74,177
GROSS PROFIT (LOSS)	(103)	97	(235)	194	159	473
OPERATING EXPENSES
Amortization of Intangible Assets	450		1,350
General and administrative	533	663	3,333	1,663	2,305	3,769
Loss on disposal and impairment of assets						1,917
TOTAL OPERATING EXPENSES	983	663	4,683	1,663	2,305	5,686
OPERATING LOSS	(1,086)	(566)	(4,918)	(1,469)	(2,146)	(5,213)
OTHER INCOME (LOSS)
Other income (expense)	16	(16)	97	2,523	2,482	(331)
Interest expense	(17)	(2)	(24)	(71)	(1,092)	(978)
Gain on derivative liability		5	3	30	30	524
Gain from Change in extinguishment of debt						99
Gain (loss) from Change in fair value of stock-based liabilities	(52)	(113)	307	(133)	(560)	2,314
TOTAL OTHER INCOME (LOSS)	(53)	(126)	383	2,349	860	1,628
NET INCOME (LOSS) BEFORE CONTROLLING INTEREST	(1,139)	(692)	(4,535)	880	(1,286)	(3,585)
NET LOSS ATTRIBUTILE TO NON-CONTROLLING INTEREST	(615)		(618)	(27)	(34)	23
NET INCOME (LOSS) ATTRIBUTILE TO CUENTAS INC.	$ (1,754)	$ (692)	$ (5,153)	$ 853	$ (1,320)	$ (3,562)
Net income (loss) per basic share	$ (0.12)	$ (0.31)	$ (0.60)	$ 0.41
Net income (loss) per diluted share	$ (0.12)	$ (0.31)	$ (0.60)	$ 0.34
Basic and Diluted net loss per share					$ (0.58)	$ (2.90)
Weighted average number of basic common shares outstanding	14,125,811	2,221,645	8,535,767	2,098,997
Weighted average number of diluted common shares outstanding	14,125,811	2,221,645	8,535,767	2,527,327
Weighted average number of basic and diluted common shares outstanding					2,284,702	1,227,992